Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Jan. 31, 2014
Long-term Debt, Unclassified [Abstract]
Schedule of Short-term Debt
The following table includes additional information related to the Company's short-term borrowings for fiscal 2014, 2013 and 2012:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Maximum amount outstanding at any month-end	$13,318	$8,740	$9,594
Average daily short-term borrowings	8,971	6,007	6,040
Weighted-average interest rate	0.1%	0.1%	0.1%

Schedule of Line of Credit Facilities
The lines of credit, including drawn and undrawn amounts, are summarized in the following table:

	Fiscal Years Ended January 31,
	2014			2013
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,000	$—	$6,000	$6,258	$—	$6,258
364-day revolving credit facility(2)	9,400	—	9,400	10,000	—	10,000
Stand-by letters of credit(3)	1,883	1,836	47	1,871	1,868	3
Total	$17,283	$1,836	$15,447	$18,129	$1,868	$16,261

(1)	In June 2013, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2013, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.

(3)	In June 2013, the Company renewed the stand-by letters of credit, which are used to support various potential and actual obligations.

Schedule of Long-term Debt Instruments
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2014		January 31, 2013
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2015-2044	$35,500	4.3%	$32,476	4.6%
Variable	2015	500	5.4%	500	5.5%
Total U.S. dollar denominated		36,000		32,976
Fixed	2030	1,356	4.9%	1,358	4.9%
Variable		—		—
Total Euro denominated		1,356		1,358
Fixed	2031-2039	5,770	5.3%	5,550	5.3%
Variable		—		—
Total Sterling denominated		5,770		5,550
Fixed	2015-2021	1,490	1.3%	1,942	1.4%
Variable	2015-2016	457	0.7%	1,056	0.7%
Total Yen denominated		1,947		2,998
Total unsecured debt		45,073		42,882
Total other debt (in USD)(2)	2015-2044	801		1,099
Total debt		45,874		43,981
Less amounts due within one year		(4,103)		(5,587)
Long-term debt		$41,771		$38,394

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2014 and 2013 includes secured debt in the amount of $572 million and $627 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $471 million and $599 million, respectively.

Schedule of Maturities of Long-term Debt
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2015	$4,103
2016	4,480
2017	2,396
2018	1,107
2019	3,531
Thereafter	30,257
Total	$45,874

Schedule Of Debt Issuances
Information on significant long-term debt issued during fiscal 2014, is as follows:

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 11, 2013	April 11, 2016	0.600%	$1,000
April 11, 2013	April 11, 2018	1.125%	1,250
April 11, 2013	April 11, 2023	2.550%	1,750
April 11, 2013	April 11, 2043	4.000%	1,000
October 2, 2013	December 15, 2018	1.950%	1,000
October 2, 2013	October 2, 2043	4.750%	750
Total			$6,750